INCOME TAXES - Balance Sheet Tax Items (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses and other current assets
Refundable income taxes	$ 2.0	$ 0.8
Other assets
Deferred income tax assets	14.2	14.3
Other accrued expenses
Income tax payable	10.3	6.0
Other liabilities
One-time transition tax		0.7
Deferred income tax liabilities	$ 1.4	$ 7.3